Consolidated Statement of Profit or Loss - USD ($)				12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Jan. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shipping income
Revenue (Note 4)				$ 513,368,000	$ 684,265,000	$ 846,507,000
Gains on disposal of vessels/other tangible assets (Note 8)				36,538,000	50,397,000	13,302,000
Other operating income (Note 4)				4,902,000	6,996,000	7,426,000
Total shipping income				554,808,000	741,658,000	867,235,000
Operating expenses
Voyage expenses and commissions (Note 5)				(62,035,000)	(59,560,000)	(71,237,000)
Vessel operating expenses (Note 5)				(150,427,000)	(160,199,000)	(153,718,000)
Charter hire expenses				(31,173,000)	(17,713,000)	(25,849,000)
Losses on disposal of vessels/other tangible assets				(21,027,000)	(2,000)	(8,002,000)
Impairment on non-current assets held for sale (Note 3)				0	0	0
Loss on disposal of investments in equity accounted investees (Note 24)				0	(24,150,000)	0
Depreciation tangible assets (Note 8)				(229,777,000)	(227,664,000)	(210,156,000)
Depreciation intangible assets				(95,000)	(99,000)	(50,000)
General and administrative expenses (Note 5)				(46,868,000)	(44,051,000)	(46,251,000)
Total operating expenses				(541,402,000)	(533,438,000)	(515,263,000)
RESULT FROM OPERATING ACTIVITIES				13,406,000	208,220,000	351,972,000
Finance income				7,266,000	6,855,000	3,312,000
Finance expenses (Note 6)				(50,729,000)	(51,695,000)	(50,942,000)
Net finance expenses				(43,463,000)	(44,840,000)	(47,630,000)
Share of profit (loss) of equity accounted investees (net of income tax) (Note 25)				30,082,000	40,495,000	51,592,000
PROFIT (LOSS) BEFORE INCOME TAX				25,000	203,875,000	355,934,000
Income tax benefit (expense) (Note 7)				1,358,000	174,000	(5,633,000)
PROFIT (LOSS) FOR THE PERIOD				1,383,000	204,049,000	350,301,000
Attributable to:
Owners of the company				$ 1,382,530	$ 204,049,212	$ 350,300,535
Basic earnings per share (Note 14) (in dollars per share)				$ 0.01	$ 1.29	$ 2.25
Diluted earnings per share (Note 14) (in dollars per share)				$ 0.01	$ 1.29	$ 2.22
Weighted average number of shares (basic) (in shares)	158,166,534	158,742,282	129,300,666	158,166,534	158,262,268	155,872,171
Weighted average number of shares (diluted) (Note 14) (in shares)				158,297,057	158,429,057	157,529,562